Subsequent events (Details Narrative) - USD ($)										1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 02, 2022	Oct. 11, 2022	Oct. 07, 2022	Oct. 05, 2022	Feb. 24, 2022	Feb. 14, 2022	Jan. 14, 2022	Jan. 04, 2022	Jun. 15, 2020	Feb. 28, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Conversion of common stock											$ 272,919	$ 56,710	$ 943,432	$ 303,159	$ 529,735	$ 262,882
Common stock issued for cash												$ 60,000	$ 445,000	$ 285,499	$ 285,499
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for consulting service											9,302,577	5,000,000	25,302,577	8,500,000	21,000,000	173,500,000
Conversion of common stock, shares											17,532,500	2,835,500	41,700,228	10,499,263	21,690,671	174,556,025
Conversion of common stock											$ 17,533	$ 2,836	$ 41,700	$ 10,499	$ 21,691	$ 174,556
Conversion of common stock, shares												1,278,396	44,500,000	4,850,075	4,850,075
Common stock issued for cash												$ 1,278	$ 44,500	$ 4,850	$ 4,850
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares													44,500,000		4,850,075	192,375,737
Common stock issued for cash													$ 445,000		$ 285,500	$ 607,500
Common Stock [Member] | Salaries [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares													1,034,482		8,341,723	78,681,818
Common stock issued for cash													$ 29,999		$ 239,799	$ 495,900
Consulting Services [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares									20,000,000				25,302,577		21,000,000	173,500,000
Common stock issued for cash									$ 106,000				$ 508,078		$ 858,900	$ 669,750
Subsequent Event [Member]
Subsequent Event [Line Items]
Conversion of common stock					$ 15,000,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares					149,402,390
Subsequent Event [Member] | Accrued Salaries [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares								1,034,482
Common stock issued for cash								$ 30,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Conversion of common stock, shares		8,014,113	5,322,581				4,158,759			4,778,689
Conversion of common stock		$ 49,687.50	$ 33,000				$ 56,975			$ 58,300
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued price per share					$ 0.01	$ 0.01
Conversion of common stock, shares					10,000,000	24,500,000
Subsequent Event [Member] | Common Stock [Member] | Salaries [Member]
Subsequent Event [Line Items]
Shares issued price per share	$ 0.0099
Conversion of common stock, shares	3,777,777
Subsequent Event [Member] | Consulting Services [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued for consulting service	3,000,000			110,000
Shares issued price per share	$ 0.0099			$ 0.0122